Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
Summary of Capital Management

	December 31, 2025	December 31, 2024
Total liabilities	$26,729,456	27,615,246
Less: cash and restricted cash	(9,354,805)	(8,721,758)
Net debt	$17,374,651	18,893,488
Equity attributable to owners of the parent	(3,578,669)	(4,298,042)